Servicer’s Certificate	Exhibit 99.1
Drive 2007-1

Distribution Date	12/17/2007
Period No	9
Collection Period:	11/1/2007 — 11/30/07

I. Funds Available for Distribution
Scheduled Principal Payments Received	9,492,839.10
Partial and Full Prepayments Received	6,588,733.03
Interest Payments Received	17,451,723.82
Interest Deposit for Repurchased Receivables	89,268.64
Other Amounts Received	123,936.72
Proceeds on Defaulted Receivables Prior to Charge Off	7,325,409.21
Recoveries on Previously Charged Off Receivables	3,749,752.36
Less Netted Expenses	461,746.33
Net Swap Receipts	0.00
Swap Termination Account	0.00
Repurchased Receivables	4,697,937.36
Interest on Collections Account	40,138.31
Interest and Other for Prefunding Account	0.00
Amounts Withdrawn from Reserve Account	0.00
Amounts Withdrawn from Capitalized Interest Account	0.00
Proceeds of Insurance Policy	0.00
Excess Reserve Funds	2,965,777.11
Total Funds Available		52,063,769.33

II. Principal
Beginning Original Pool Contracts	1,128,321,565.06
Beginning Prefunded Accounts Added	0.00
Beginning Principal Balance Total		1,128,321,565.06
Principal Portion of Scheduled Payments	9,492,839.10
Principal Portion of Prepayments (partial and full)	6,588,733.03
Principal Portion of Repurchased Receivables	0.00
Principal Balance of Charged Off Receivables	28,045,649.10
Aggregate Amount of Cram Down Loss	-16,075.48
Principal Distributable Amount	44,111,145.75
Ending Principal Balance		1,084,210,419.31

III. Distribution
1. Indenture Trustee Fee	9,402.68
2. Trust Collateral Agent	14,993.84
3. Owner Trustee Fee	291.67
4. Servicer or Successor Servicing Fee	2,820,803.91
5. Net Swap Payments Due Counterparty	60,966.24
6. Class A Interest and Net Swap Payment Interest Carryover Amounts
a. Class A1 Interest	0.00
b. Class A2 Interest	1,435,552.41
c. Class A3 Interest	778,541.67
d. Class A4 Interest	1,968,520.43
7. Note Insurer Fee	189,228.92
8. Class A Principal Distributable and Principal Carryover Amounts
a. Class A1 Principal Distributable Amount	0.00
b. Class A2 Principal Distributable Amount	38,597,252.53
c. Class A3 Principal Distributable Amount	0.00
d. Class A4 Principal Distributable Amount	0.00
9. Class A Insurer Reimbursement Obligations	0.00
10. Trigger Event Distributable Amounts	0.00
11. Reserve Fund to its Required Level	0.00
12. Swap Termination Payments	0.00
13. Trigger Event Distributable Amounts from Reserve Account	0.00
14. Distribution to Residual Interest Holder	6,188,215.03
Total Distribution Amount		52,063,769.33

Servicer’s Certificate
Drive 2007-1

Distribution Date	12/17/2007
Period No	9
Collection Period:	11/1/2007 — 11/30/07

IV. Balance
Original Pool Total	1,371,428,621.04	Class A1 Pool Factor	0.00000
Beginning Pool Total	1,128,321,565.06	Class A2 Pool Factor	0.86084
Ending Pool Total	1,084,210,419.31	Class A3 Pool Factor	1.00000
		Class A4 Pool Factor	1.00000
Original Note Total	1,200,000,000.00
Beginning Note Total	987,281,326.01
Ending Note Total	948,684,073.48

Class A1 Original Balance	204,000,000.00	Class A2 Original Balance	340,000,000.00
Class A1 Beginning Balance	0.00	Class A2 Beginning Balance	331,281,326.01
Class A1 Ending Balance	0.00	Class A2 Ending Balance	292,684,073.48

Class A3 Original Balance	185,000,000.00	Class A4 Original Balance	471,000,000.00
Class A3 Beginning Balance	185,000,000.00	Class A4 Beginning Balance	471,000,000.00
Class A3 Ending Balance	185,000,000.00	Class A4 Ending Balance	471,000,000.00

Note Insurer Reimbursement	0.00

	Beginning of Period	End of Period
V. Pool Information
Pool Balance	1,128,321,565.06	1,084,210,419.31
Wtd Avg Coupon	21.17%	21.14%
Wtd Avg Original Term	62.21	62.24
Wtd Avg Remaining Term	53.82	53.02
# Contracts	78,595	76,174
Account to Collector Ratio*	632	581

*	Includes outsourced FTE

	Contract Count	Principal Balance	Pool Balance %
VI. Delinquency Information

31- 60 Days Delinquent	12,144	178,061,698.25	16.42%
61- 90 Days Delinquent	3,653	52,751,326.17	4.87%
91- 120 Days Delinquent	1,915	28,348,754.43	2.61%
Defaulted Receivables	3,245	46,292,819.46	4.27%

VII. Repossession Inventory

Repossessed Inventory — Beginning Current Period		1335	20,613,100.10
Vehicles Repossessed in Current Period		1286	19,449,151.34
Repossessed Vehicles Sold in Current Period		1243	19,075,941.21
Repossessed Vehicles Reinstated in Current Period		104	1,506,816.91
Repossessed Vehicle Adjustment in Current Period		31	609,929.17
Repossessed Inventory — End of Collection Period		1243	18,869,564.15

Servicer’s Certificate
Drive 2007-1

Distribution Date	12/17/2007
Period No	9
Collection Period:	11/1/2007 — 11/30/07

VIII. Loss / Recovery Information (Realized Losses)

Net Charged-Off Receivables in Current Period	21,012,560.72
Recoveries on Previously Charged-Off Receivables	3,749,752.36
Expenses	0.00
Net Losses in Current Period	17,262,808.36
Recoveries on Repurchased Receivables	4,697,937.36
Cum. Net Losses to Date	81,541,826.08
Cum. Net Loss to (% of Pool)	5.95
Extension Count	2,690.00
Extension Balance	42,240,029.05
Modified Cumulative Net Loss	143,211,880.91
Modified Cumulative Net Loss to (% of Pool)	10.44

IX. Reserve Fund
Beginning of Reserve Balance	59,781,803.46
Letter of Credit	83,900,000.00
Reinvestment Income	231,328.16
Deposits	0.00
Withdrawals	0.00
Release to Certificate Account	2,965,777.11
Ending Reserve Balance	140,947,354.51	13.00%
Reserve Fund Requirement	140,947,354.51	13.00%
Cash Reserve	57,047,354.51	5.26%

X. Pre-Funding
Pre-Funding Account
Beginning Pre-Funding Balance	0.00
Reinvestment Income	0.00
Withdrawal to Seller	0.00
Withdrawals to Collection Account	0.00
Ending Pre-Funding Balance	0.00
Capitalized Interest Account
Beginning Capitalized Interest Balance	0.00
Reinvestment Income	0.00
Monthly Capitalized Interest Amount	0.00
Overfunded Capitalized Interest	0.00
Ending Capitalized Interest Balance	0.00

Servicer’s Certificate
Drive 2007-1

Distribution Date	12/17/2007
Period No	9
Collection Period:	11/1/2007 — 11/30/07

XI. Triggers

1. Insolvency		No
2. Unremedied Breach		No
3. Insurance Policy Payment		No
4. Cessation of Valid Perfected Security Interest		No	Average	Current Month	Previous Month	Previous Month
5. Both		No
(i) Average Delinquency Ratio (last 3 months)	Limit: 9.30		7.32	7.48	7.20	7.29
(ii) Modified Cumulative Net Loss	Limit: 10.29			10.44
6. Cumulative Net Loss Ratio	Limit: 10.29	No		5.95
7. Extension Ratio	Limit: 4.00	No	3.99	3.53	4.79	3.65
8. Master Servicer’s Tangible Net Worth	Limit: N/A	No	N/A
9. Master Servicer’s Net Loss		No
10. Unsatisfied Judgment		No
11. Assignment of Rights of Sponsor or Master Servicer		No
12. IRS or ERISA Lien		No
13. Warehouse Facility Compliance		No
14. Banco Santander Central Hispano, S.A. fails to own at least 51% of Master Servicer		No
15. Servicer Payment Default		No
16. Swap Agreement Event of Default or Termination Event		No

XII. Reserve Event			Average	Current Month	Previous Month	Previous Month
1. Delinquency	Limit: 9.13	No	7.32	7.48	7.20	7.29
2. Cumulative Net Loss	Limit: 8.73	No		5.95

XIII. Monthly Remittance Condition Satisfied		Yes

Santander Consumer USA Inc., as Servicer
By:	/s/ Mark McCastlain
	Name:	Mark McCastlain
	Title:	Vice President

Date:	December 10, 2007

4